Deferred taxes and contributions (Policies)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Deferred taxes and contributions

The expenses with income and social contribution taxes represent the sum of the current and deferred taxes.

Current taxes

The provision for income and social contribution taxes is based on the taxable income for the year and calculated on the basis of the rates in force at the end of the year. The income tax was constituted at the rate of 15%, plus an additional 10% on taxable income in excess of R$ 240. The social contribution was calculated at the rate of 9% on the adjusted accounting profit. Taxable income differs from income presented in the income statement because it excludes taxable or deductible income or expenses in other years, in addition to excluding non-taxable or non-deductible items on a permanent basis. The Company periodically evaluates the positions taken in the income tax returns in relation to situations in which the applicable tax regulations give rise to interpretations and establishes provisions, when appropriate, based on the estimated amounts of payment to the tax authorities.

Deferred taxes

Deferred income and social contribution taxes are recognized in full on the differences between the assets and liabilities recognized for tax purposes and their corresponding recognized amounts in the financial statements; however, they are not recognized if they are generated in the initial record of assets and liabilities in operations that do not affect the tax bases, except in business combination operations. The deferred income tax and social contribution are determined considering the rates (and laws) in force on the date of preparation of the financial statements and which are expected to be applicable when the respective income and social contribution taxes are realized.

Deferred income and social contribution tax assets are recognized only to the extent that it is probable that there will be a positive tax base for which temporary differences can be used and tax losses can be offset.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when deferred income tax assets and liabilities relate to income taxes levied by the same taxing authority on the taxing entity.

The Company recognizes and pays income taxes based on the results of operations determined in accordance with the Brazilian corporation law, considering the provisions of the tax legislation. Deferred tax assets and liabilities are recognized based on the differences between the accounting balances and the tax bases of the assets and liabilities.

The Company regularly reviews deferred tax assets for recoverability and recognizes a valuation allowance if it is probable that these assets will not be realized, based on historical taxable income, the projection of future taxable income and the estimated time of reversal of existing temporary differences. These calculations require the use of estimates and assumptions. The use of different estimates and assumptions could result in a provision for valuation allowance of all or a significant part of the deferred tax assets.